Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Other Provisions Contingent Liabilities And Contingent Assets [Abstract]
Commitments and Contingencies

19. COMMITMENTS AND CONTINGENCIES

As part of its normal business, the Company entered into arrangements and incurred obligations that will impact the Company’s future operations and liquidity. The principal commitments of the Company are as follows:

		Payment Due by Period[1,2]
($000s)	Recognized in Financial Statements	Contractual Cash Flows	Less than 1 year	1-3 years	4-5 years	More than 5 years
Accounts payable and accrued liabilities	Yes-Liability	21,667	21,667	-	-	-
Long-term debt[3]	Yes-Liability	21,567	15,000	6,567	-	-
Lease obligations[4]	Yes-Liability	2,243	1,760	483	-	-
Drilling commitment	No	1,000	-	1,000	-	-
Other long-term liabilities	Yes-Liability	544	-	544	-	-
Derivative commodity contracts	Yes-Liability	398	398	-	-	-
Equipment and facility leases (short-term)[5]	No	21	21	-	-	-
Total		47,440	38,846	8,594	-	-

[1]	Payments exclude ongoing operating costs, and finance costs.
[2]	Payments denominated in foreign currencies have been translated at December 31, 2020 exchange rates.
[3]	Excludes deferred financing costs of $0.1 million.
[4]	These amounts include the notional principal and interest payments.
[5]	Equipment leases include one facility contract.

Pursuant to the approved South Ghazalat development lease, the Company is committed to drill one exploration well during the initial four year period of the 20 year development lease. The Company has issued a production guarantee in the amount of $1.0 million which will be released when the commitment well has been drilled.

In the normal course of its operations, the Company may be subject to litigation and claims. Although it is not possible to estimate the extent of potential costs, if any, management believes that the ultimate resolution of such contingencies would not have a material adverse impact on the results of operations, financial position or liquidity of the Company.

The Company is not aware of any material provisions or other contingent liabilities as at December 31, 2020.